SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

Entry into a Material Definitive Agreement

On April 6, 2023 (the "Closing Date"), the Company entered into a Purchase Agreement (the "Agreement") with FAR Holdings International, LLC (the "Investor") pursuant to which the Company borrowed $250,000 and issued a promissory note to the Investor in the principal face amount of $300,000. The Company also issued to the Investor warrants (the "Warrants") to purchase an aggregate of 1,000,000 shares of common stock, par value $0.001 per share of the Company (the "Warrant Shares").

The promissory note was issued with an original issuance discount of $50,000, and bears no interest. The Company is required to pay the Investor $100,000 on May 6, 2023, June 6, 2023, and the maturity date of July 6, 2023. The promissory note also allows prepayment without any penalty. The promissory note contains a single event of default if the Company fails to make payments within five business days when due, then the Company must pay the Investor a default fee of three percent (3%) of the amount due.

The Warrants entitle the holder to purchase shares of Common Stock for a period of five years at an exercise price of $0.044 per share, subject to adjustment. The exercise price of each Warrant is subject to adjustment for customary stock splits, stock dividends, combinations or similar events.

As of the date of this report we have not made any payments and therefore the promissory note is in default and a default fee of $3,000 is now due.

18. SUBSEQUENT EVENTS

The Company’s Chief Executive Officer loaned to the Company $26,000 in January 2023. The note has no annual interest and matures April 10, 2023, and was used for working capital purposes. If any event of default occurs, the full principal amount of this Note, together with interest, fees and any other amounts due will immediately become due and payable in cash. Upon an event of default, the interest rate on this Note will be 14% per annum.

In January 2023, the $14,000 advance from Marcus Charuvastra, the Company’s President, was repaid in full.

On December 9, 2022, the Company’s Chief Executive Officer, Amos Kohn loaned the Company $25,000 through a promissory note, which was recorded in related party advances, carried no interest, was used for working capital purposes and was due March 9, 2023. The note carried no interest unless it went into default for any reason. As of the date of this report we have not made any payments and therefore the note has gone into default and is now accruing interest at 14% per annum.